UBS Ultra Short Income Fund

Portfolio of investments — July 31, 2025 (unaudited)

	Face amount	Value
Asset-backed securities — 14.9%
BMW Vehicle Owner Trust,
Series 2022-A, Class A4,
3.440%, due 12/26/28	$697,000	$693,701
CarMax Auto Owner Trust,
Series 2021-3, Class A4,
0.740%, due 01/15/27	3,306,117	3,286,801
CCG Receivables Trust,
Series 2022-1, Class C,
4.670%, due 07/16/29[1]	3,000,000	2,995,654
Series 2022-1, Class B,
4.420%, due 07/16/29[1]	3,000,000	2,993,931
Series 2022-1, Class A2,
3.910%, due 07/16/29[1]	88,528	88,422
Series 2023-2, Class A2,
6.280%, due 04/14/32[1]	249,045	251,467
Chesapeake Funding II LLC,
Series 2023-1A, Class A1,
5.650%, due 05/15/35[1]	185,159	186,126
Series 2023-2A, Class A1,
6.160%, due 10/15/35[1]	1,934,231	1,956,136
Daimler Trucks Retail Trust,
Series 2022-1, Class A4,
5.390%, due 01/15/30	270,989	271,210
Series 2023-1, Class A3,
5.900%, due 03/15/27	1,024,352	1,029,835
Dell Equipment Finance Trust,
Series 2023-2, Class A3,
5.650%, due 01/22/29[1]	403,551	405,105
Series 2023-3, Class A3,
5.930%, due 04/23/29[1]	856,954	861,347
DLLAA LLC,
Series 2023-1A, Class A3,
5.640%, due 02/22/28[1]	1,500,000	1,514,966
DLLST LLC,
Series 2024-1A, Class A3,
5.050%, due 08/20/27[1]	1,000,000	1,002,702
Enterprise Fleet Financing LLC,
Series 2021-3, Class A3,
1.220%, due 08/20/27[1]	720,225	715,175
Ford Credit Auto Lease Trust,
Series 2023-A, Class C,
5.540%, due 12/15/26	883,216	883,233
Ford Credit Auto Owner Trust,
Series 2020-2, Class B,
1.490%, due 04/15/33[1]	600,000	595,694
Series 2020-2, Class A,
1.060%, due 04/15/33[1]	670,000	665,202
Series 2022-B, Class C,
4.850%, due 12/15/29	1,935,000	1,938,049

UBS Ultra Short Income Fund

Portfolio of investments — July 31, 2025 (unaudited)

	Face amount	Value
Asset-backed securities — (continued)
GM Financial Automobile Leasing Trust,
Series 2023-2, Class B,
5.540%, due 05/20/27	$1,000,000	$1,001,264
GM Financial Consumer Automobile Receivables Trust,
Series 2023-1, Class C,
5.320%, due 10/16/28	1,000,000	1,008,708
Series 2023-1, Class B,
5.030%, due 09/18/28	3,000,000	3,016,858
GreatAmerica Leasing Receivables Funding LLC,
Series 2022-1, Class A3,
5.080%, due 09/15/26[1]	118,630	118,763
HPEFS Equipment Trust,
Series 2023-1A, Class B,
5.730%, due 04/20/28[1]	450,000	450,287
Series 2023-1A, Class A3,
5.410%, due 02/22/28[1]	117,799	117,826
Hyundai Auto Receivables Trust,
Series 2021-B, Class C,
1.120%, due 02/15/28	2,215,000	2,186,037
Series 2021-C, Class C,
1.660%, due 06/15/28	3,140,000	3,082,731
John Deere Owner Trust,
Series 2022-A, Class A3,
2.320%, due 09/15/26	436,114	435,209
Kubota Credit Owner Trust,
Series 2022-1A, Class A3,
2.670%, due 10/15/26[1]	115,715	115,306
Mercedes-Benz Auto Receivables Trust,
Series 2023-2, Class A3,
5.950%, due 11/15/28	1,431,478	1,447,562
MMAF Equipment Finance LLC,
Series 2022-A, Class A3,
3.200%, due 01/13/28[1]	1,032,423	1,026,192
Series 2023-A, Class A2,
5.790%, due 11/13/26[1]	99,563	99,759
Nissan Auto Lease Trust,
Series 2023-B, Class A4,
5.610%, due 11/15/27	665,000	666,319
PenFed Auto Receivables Owner Trust,
Series 2022-A, Class A4,
4.180%, due 12/15/28[1]	1,629,912	1,628,081
Stellantis Financial Underwritten Enhanced Lease Trust,
Series 2025-AA, Class A2,
4.630%, due 07/20/27[1]	2,500,000	2,502,129
USAA Auto Owner Trust,
Series 2022-A, Class B,
5.500%, due 02/15/30[1]	3,629,000	3,633,778

UBS Ultra Short Income Fund

Portfolio of investments — July 31, 2025 (unaudited)

	Face amount	Value
Asset-backed securities — (concluded)
Verizon Master Trust,
Series 2024-3, Class A1A,
5.340%, due 04/22/30	$35,000	$35,570
Series 2024-8, Class A1A,
4.620%, due 11/20/30	500,000	503,970
World Omni Auto Receivables Trust,
Series 2022-A, Class A3,
1.660%, due 05/17/27	193,181	192,350

Total asset-backed securities (cost — $45,635,614)		45,603,455

Commercial paper: 20.3%
Auto manufacturers: 4.2%
General Motors Financial Co., Inc.
4.480%, due 08/01/25[1]	13,000,000	13,000,000

Banking-non-U.S.: 5.0%
Cooperatieve Rabobank UA
4.290%, due 08/25/25	3,000,000	2,991,420
DBS Bank Ltd.
4.330%, due 08/05/25[1]	3,000,000	2,998,556
4.380%, due 08/05/25[1]	2,000,000	1,999,027
Oversea-Chinese Banking Corp. Ltd.
4.390%, due 10/01/25[1]	4,300,000	4,268,014
Skandinaviska Enskilda Banken AB
4.280%, due 09/24/25[1]	3,000,000	2,980,740

		15,237,757

Chemicals: 1.6%
Dow Chemical Co.
4.630%, due 09/08/25	5,000,000	4,975,564

Electric utilities: 3.3%
Duke Energy Corp.
4.440%, due 08/05/25[1]	2,000,000	1,999,013
4.520%, due 08/11/25[1]	5,000,000	4,993,722
4.613%, due 08/26/25[1]	3,000,000	2,990,563

		9,983,298

Food products: 2.6%
Mondelez International, Inc.
4.606%, due 09/19/25[1]	3,000,000	2,981,584
4.619%, due 08/06/25[1]	5,000,000	4,996,848

		7,978,432

Household products/wares: 1.0%
Reckitt Benckiser Treasury Services PLC
4.619%, due 08/22/25[1]	3,000,000	2,992,055

Multi-utilities: 0.6%
Sempra
4.635%, due 08/06/25[1]	2,000,000	1,998,733

Transportation: 1.0%
Canadian National Railway Co.
4.466%, due 08/26/25[1]	3,000,000	2,990,854

UBS Ultra Short Income Fund

Portfolio of investments — July 31, 2025 (unaudited)

	Face amount	Value
Commercial paper — (concluded)
Utilities: 1.0%
Enel Finance America LLC
4.550%, due 09/26/25[1]	$3,000,000	$2,978,767

Total commercial paper (cost — $62,135,460)		62,135,460

Corporate bonds — 63.1%
Aerospace & defense: 1.5%
RTX Corp.
5.000%, due 02/27/26	4,500,000	4,508,364

Auto manufacturers: 3.5%
American Honda Finance Corp.
1 day USD SOFR + 0.720%,
5.039%, due 10/22/27[2]	2,500,000	2,495,922
BMW U.S. Capital LLC
1 day USD SOFR Index + 0.800%,
5.135%, due 08/13/26[1,2]	1,634,000	1,638,153
Daimler Truck Finance North America LLC
5.600%, due 08/08/25[1]	2,000,000	2,000,320
Mercedes-Benz Finance North America LLC
5.200%, due 08/03/26[1]	2,000,000	2,012,077
Toyota Motor Credit Corp.
1 day USD SOFR + 0.650%,
4.995%, due 03/19/27[2]	2,500,000	2,504,731

		10,651,203

Banks: 41.8%
ANZ New Zealand International Ltd.
1.250%, due 06/22/26[1,3]	2,000,000	1,943,678
Australia & New Zealand Banking Group Ltd.
1 day USD SOFR + 0.560%,
4.905%, due 03/18/26[1,2]	3,000,000	3,004,765
1 day USD SOFR + 0.620%,
4.965%, due 06/18/28[1,2]	1,000,000	1,003,179
1 day USD SOFR + 0.680%,
5.007%, due 07/16/27[1,2]	2,000,000	2,010,216
Bank of America Corp.
3.500%, due 04/19/26	3,000,000	2,979,478
1 day USD SOFR + 0.970%,
5.308%, due 07/22/27[2]	1,500,000	1,506,950
1 day USD SOFR + 1.050%,
5.390%, due 02/04/28[2]	15,000	15,141
Bank of Montreal
1 day USD SOFR Index + 0.760%,
5.098%, due 06/04/27[2]	2,000,000	2,011,020
5.300%, due 06/05/26[3]	2,250,000	2,265,066
Bank of Nova Scotia
4.750%, due 02/02/26	5,000,000	5,004,778
1 day USD SOFR Index + 0.780%,
5.118%, due 06/04/27[2]	997,000	1,001,228

UBS Ultra Short Income Fund

Portfolio of investments — July 31, 2025 (unaudited)

	Face amount	Value
Corporate bonds — (continued)
Banks — (continued)
Banque Federative du Credit Mutuel SA
5.896%, due 07/13/26[1]	$3,000,000	$3,042,386
Barclays PLC
4.375%, due 01/12/26	4,000,000	3,996,985
Canadian Imperial Bank of Commerce
1 day USD SOFR + 0.720%,
5.046%, due 01/13/28[2]	1,750,000	1,752,529
5.615%, due 07/17/26	2,000,000	2,022,418
Capital One NA
3.450%, due 07/27/26	2,000,000	1,979,277
Citibank NA
1 day USD SOFR + 0.712%,
5.048%, due 11/19/27[2]	2,000,000	2,004,058
1 day USD SOFR + 0.781%,
5.122%, due 05/29/27[2]	2,000,000	2,009,168
Citigroup, Inc.
3.700%, due 01/12/26	2,500,000	2,490,470
Commonwealth Bank of Australia
1 day USD SOFR + 0.460%,
4.797%, due 11/27/26[1,2]	2,500,000	2,505,055
1 day USD SOFR + 0.640%,
4.981%, due 03/14/28[1,2]	2,000,000	2,009,460
Cooperatieve Rabobank UA
1 day USD SOFR + 0.600%,
4.921%, due 01/21/28[2]	2,000,000	2,004,401
1 day USD SOFR Index + 0.710%,
5.047%, due 03/05/27[2]	1,385,000	1,390,800
Credit Agricole SA
1 day USD SOFR + 0.870%,
5.209%, due 03/11/27[1,2]	1,000,000	1,002,742
5.589%, due 07/05/26[1]	2,500,000	2,527,025
Danske Bank AS (fixed, converts to FRN on 09/22/25),
6.259%, due 09/22/26[1,2]	4,000,000	4,007,070
DBS Group Holdings Ltd. 1 day USD SOFR + 0.600%,
4.938%, due 03/21/28[1,2]	2,500,000	2,508,225
Goldman Sachs Bank USA
1 day USD SOFR + 0.750%,
5.092%, due 05/21/27[2]	2,000,000	2,005,098
HSBC Holdings PLC
3.900%, due 05/25/26	2,000,000	1,991,259
ING Groep NV
4.625%, due 01/06/26[1]	2,000,000	1,999,994
1 day USD SOFR Index + 1.560%,
5.907%, due 09/11/27[2]	1,935,000	1,954,143

UBS Ultra Short Income Fund

Portfolio of investments — July 31, 2025 (unaudited)

	Face amount	Value
Corporate bonds — (continued)
Banks — (continued)
JPMorgan Chase & Co.
1 day USD SOFR + 1.180%,
5.517%, due 02/24/28[2]	$2,250,000	$2,271,173
KeyBank NA
4.700%, due 01/26/26	3,100,000	3,098,041
Macquarie Bank Ltd.
1 day USD SOFR + 0.740%,
5.080%, due 06/12/28[1,2]	1,000,000	1,002,690
1 day USD SOFR Index + 0.920%,
5.264%, due 07/02/27[1,2]	2,500,000	2,521,775
Mitsubishi UFJ Financial Group, Inc.
2.757%, due 09/13/26	1,500,000	1,472,457
3.850%, due 03/01/26	2,000,000	1,991,951
Mizuho Financial Group, Inc.
3.477%, due 04/12/26[1,3]	2,000,000	1,985,765
Morgan Stanley
4.350%, due 09/08/26	2,000,000	1,994,790
Morgan Stanley Bank NA
1 day USD SOFR + 0.685%,
5.011%, due 10/15/27[2]	2,750,000	2,758,388
National Australia Bank Ltd.
1 day USD SOFR + 0.620%,
4.959%, due 06/11/27[1,2]	3,000,000	3,009,552
1 day USD SOFR + 0.650%,
4.990%, due 06/13/28[1,2]	1,000,000	1,003,517
National Bank of Canada
1 day USD SOFR Index + 0.900%,
5.251%, due 03/25/27[2]	2,000,000	2,001,824
NatWest Markets PLC
1 day USD SOFR + 0.900%,
5.236%, due 05/17/27[1,2]	2,600,000	2,615,714
Nordea Bank Abp
1 day USD SOFR + 0.740%,
5.085%, due 03/19/27[1,2]	3,000,000	3,014,953
PNC Financial Services Group, Inc.
2.600%, due 07/23/26	2,000,000	1,968,148
Royal Bank of Canada
1 day USD SOFR Index + 0.720%,
5.043%, due 10/18/27[2]	2,500,000	2,507,250
1 day USD SOFR Index + 0.820%,
5.173%, due 03/27/28[2]	1,500,000	1,504,099
Skandinaviska Enskilda Banken AB
1 day USD SOFR + 0.890%,
5.227%, due 03/05/27[1,2]	2,000,000	2,013,317

UBS Ultra Short Income Fund

Portfolio of investments — July 31, 2025 (unaudited)

	Face amount	Value
Corporate bonds — (continued)
Banks — (continued)
Standard Chartered PLC
4.050%, due 04/12/26[1]	$2,000,000	$1,989,260
State Street Bank & Trust Co.
1 day USD SOFR + 0.460%,
4.797%, due 11/25/26[2]	2,000,000	2,001,308
Sumitomo Mitsui Financial Group, Inc.
1 day USD SOFR + 0.880%,
5.199%, due 01/14/27[2]	2,000,000	2,011,411
5.464%, due 01/13/26	2,000,000	2,007,162
Svenska Handelsbanken AB
1 day USD SOFR + 0.740%,
5.077%, due 05/23/28[1,2]	1,500,000	1,509,544
Toronto-Dominion Bank
1 day USD SOFR + 0.730%,
5.066%, due 04/05/27[2]	2,000,000	2,010,413
U.S. Bank NA
1 day USD SOFR + 0.690%,
5.009%, due 10/22/27[2]	1,750,000	1,752,593
Wells Fargo & Co.
3.000%, due 04/22/26	2,500,000	2,474,305
1 day USD SOFR + 0.780%,
5.110%, due 01/24/28[2]	1,500,000	1,502,232
Westpac Banking Corp.
1 day USD SOFR + 0.420%,
4.747%, due 04/16/26[2]	1,000,000	1,000,936
1 day USD SOFR + 0.500%,
4.837%, due 03/06/28[1,2]	3,000,000	3,009,940

		127,952,570

Biotechnology: 0.6%
Amgen, Inc.
2.600%, due 08/19/26	2,000,000	1,961,180

Computers: 0.6%
International Business Machines Corp.
3.300%, due 05/15/26	2,000,000	1,982,329

Diversified financial services: 0.6%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
1.750%, due 01/30/26	2,000,000	1,972,903

Electric: 4.3%
Dominion Energy, Inc.
Series D,
2.850%, due 08/15/26	2,000,000	1,963,116
3.900%, due 10/01/25	2,000,000	1,997,426
DTE Energy Co.
2.850%, due 10/01/26	1,750,000	1,717,371

UBS Ultra Short Income Fund

Portfolio of investments — July 31, 2025 (unaudited)

	Face amount	Value
Corporate bonds — (continued)
Electric — (continued)
National Rural Utilities Cooperative Finance Corp.
1 day USD SOFR + 0.800%,
5.140%, due 02/05/27[2]	$2,000,000	$2,007,649
NextEra Energy Capital Holdings, Inc.
4.950%, due 01/29/26	2,120,000	2,123,220
1 day USD SOFR Index + 0.800%,
5.140%, due 02/04/28[2]	1,500,000	1,512,421
Southern Co.
3.250%, due 07/01/26	2,000,000	1,978,091

		13,299,294

Gas: 0.2%
NiSource, Inc.
0.950%, due 08/15/25	521,000	520,318
Insurance: 2.7%
Allstate Corp.
0.750%, due 12/15/25	2,930,000	2,889,713
Aon Global Ltd.
3.875%, due 12/15/25	2,000,000	1,993,353
Metropolitan Life Global Funding I
1 day USD SOFR Index + 0.700%,
5.039%, due 06/11/27[1,2]	2,000,000	2,003,142
New York Life Global Funding
1 day USD SOFR + 0.880%,
5.218%, due 04/25/28[1,2]	1,500,000	1,514,415

		8,400,623

Internet: 0.7%
eBay, Inc.
5.900%, due 11/22/25	2,000,000	2,005,629

Machinery-construction & mining: 0.7%
Caterpillar Financial Services Corp.
1 day USD SOFR + 0.560%,
4.896%, due 11/15/27[2]	2,000,000	2,001,423

Machinery-diversified: 0.7%
John Deere Capital Corp.
1 day USD SOFR + 0.440%,
4.777%, due 03/06/26[2]	2,000,000	2,002,318

Oil & gas: 0.7%
Chevron USA, Inc.
1 day USD SOFR Index + 0.470%,
4.807%, due 02/26/28[2]	2,000,000	2,010,519

Pharmaceuticals: 0.8%
AbbVie, Inc.
3.200%, due 05/14/26	2,500,000	2,475,515

Retail: 1.8%
Home Depot, Inc.
1 day USD SOFR + 0.330%,
4.672%, due 12/24/25[2]	2,500,000	2,501,837

UBS Ultra Short Income Fund

Portfolio of investments — July 31, 2025 (unaudited)

	Face amount	Value
Corporate bonds — (concluded)
Retail — (continued)
Lowe’s Cos., Inc.
2.500%, due 04/15/26	$3,000,000	$2,955,248

		5,457,085

Software: 1.3%
Oracle Corp.
1.650%, due 03/25/26	4,000,000	3,921,574

Telecommunications: 0.6%
AT&T, Inc.
2.950%, due 07/15/26	2,000,000	1,972,299

Total corporate bonds (cost — $192,886,039)		193,095,146

	Number of shares
Short-term investments — 0.5%
Investment companies: 0.5%
State Street Institutional U.S. Government Money Market Fund, 4.250%[4] (cost $1,424,462)	1,424,462	1,424,462

Investment of cash collateral from securities loaned — 1.3%
Money market funds: 1.3%
State Street Navigator Securities Lending Government Money Market Portfolio, 4.276%[4] (cost — $4,033,915)	4,033,915	4,033,915

Total investments (cost — $306,115,490)[5] — 100.1%		306,292,438

Liabilities in excess of other assets — (0.1)%		(266,880)
Net assets — 100.0%		$306,025,558

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of July 31, 2025 in valuing the Fund’s investments. In the event a Fund holds investments for which fair value is measured using the NAV per share practical expedient (or its equivalent), a separate column will be added to the fair value hierarchy table; this is intended to permit reconciliation to the amounts presented in the Portfolio of investments:

Description	Unadjusted quoted prices in active market for identical investments (Level 1)	Other significant observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
Assets
Asset-backed securities	$—	$45,603,455	$—	$45,603,455
Commercial paper	—	62,135,460	—	62,135,460
Corporate bonds	—	193,095,146	—	193,095,146
Short-term investments	1,424,462	—	—	1,424,462
Investment of cash collateral from securities loaned	4,033,915	—	—	4,033,915
Total	$5,458,377	$300,834,061	$—	$306,292,438

At July 31, 2025, there were no transfers in or out of Level 3.

Portfolio footnotes

1

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities are considered liquid, unless noted otherwise, and may be resold in transactions exempt from registrations, normally to qualified institutional buyers. Securities exempt from registration pursuant to Rule 144A, in the amount of $138,500,453, represented 45.3% of the Fund’s net assets at period end.

2

Floating or variable rate securities. The rates disclosed are as of July 31, 2025. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description. Variable rate securities with a floor or ceiling feature are disclosed at the inherent rate, where applicable. Certain variable rate securities are not based on a published reference rate and spread, but are determined by the issuer or agent and are based on current market conditions; these securities do not indicate a reference rate and spread in the description.

3	Security, or portion thereof, was on loan at the period end.
4	Rate shown reflects yield at July 31, 2025.
5	Includes $3,950,608 of investments in securities on loan, at value plus accrued interest and dividends, if any. The Fund includes cash collateral of $4,033,915 and non-cash collateral of $0.

Portfolio acronyms:
FRN	Floating Rate Note
SOFR	Secured Overnight Financing Rate

UBS Series Funds

UBS Ultra Short Income Fund

Valuation of investments: The Fund generally calculates its net asset value on days that the New York Stock Exchange (‘‘NYSE”) is open. The Fund calculates net asset value separately for each class as of the close of regular trading on the NYSE (generally, 4:00 p.m., Eastern time). The NYSE normally is not open, and the Fund does not price its shares, on most national holidays and Good Friday. To the extent that the Fund’s assets are traded in other markets on days when the NYSE is not open, the value of the Fund’s assets may be affected on those days. If trading on the NYSE is halted for the day before 4:00 p.m., Eastern time, the Fund’s net asset value per share generally will still be calculated as of the close of regular trading on the NYSE. The time at which the Fund calculates its net asset value and until which purchase, sale or exchange orders are accepted may be changed as permitted by the US Securities and Exchange Commission (“SEC”).

The Fund calculates its net asset value based on the current market value, where available, for its portfolio investments. The Fund normally obtains market values for its investments from independent pricing sources and broker-dealers. Independent pricing sources may use reported last sale prices, official market closing prices, current market quotations or valuations from computerized “evaluation” systems that derive values based on comparable investments. An evaluation system incorporates parameters such as security quality, maturity and coupon, and/ or research and evaluations by its staff, including review of broker-dealer market price quotations, if available, in determining the valuation of the portfolio investments. Investments also may be valued based on appraisals derived from information concerning the investment or similar investments received from recognized dealers in those holdings. Investments traded in the over-the-counter (‘‘OTC”) market and listed on The NASDAQ Stock Market, Inc. (‘‘NASDAQ”) normally are valued at the NASDAQ Official Closing Price. Other OTC securities are valued at the last bid price on the valuation date available prior to valuation. Investments which are listed on US and foreign stock exchanges normally are valued at the market closing price, the last sale price on the day the securities are valued or, lacking any sales on such day, at the last available bid price. Investments listed on foreign stock exchanges may be fair valued based on significant events that have occurred subsequent to the close of the foreign markets. In cases where investments are traded on more than one exchange, the investments are valued on the exchange designated as the primary market by UBS Asset Management (Americas) Inc. If a market value is not readily available from an independent pricing source for a particular investment, that investment is valued at fair value as determined in good faith by or under the direction of the Fund’s Board of Trustees (the “Board’’). Foreign currency exchange rates are generally determined as of the close of the NYSE.

Certain investments in which the Fund invests may be traded in markets that close before 4:00 p.m., Eastern time. Normally, developments that occur between the close of the foreign markets and 4:00 p.m., Eastern time, will not be reflected in the Fund’s net asset value. However, if the Fund determines that such developments are so significant that they will materially affect the value of the Fund’s investments, the Fund may adjust the previous closing prices to reflect what is believed to be the fair value of these investments as of 4:00 p.m., Eastern time.

The amortized cost method of valuation, which approximates market value, generally is used to value short-term debt instruments with 60 days or less remaining to maturity, unless the Board determines that this does not represent fair value.

Investments in open-end investment companies are valued at the daily closing net asset value of the respective investment company. Pursuant to the Fund’s use of the practical expedient within ASC Topic 820, Fair Value Measurement, investments in investment companies without publicly published prices are also valued at the daily net asset value.

The Board has designated UBS AM as the valuation designee pursuant to Rule 2a-5 under the 1940 Act, and delegated to UBS AM the responsibility for making fair value determinations with respect to portfolio holdings. UBS AM, as the valuation designee, is responsible for periodically assessing any material risks associated with the determination of the fair value of investments; establishing and applying fair value methodologies; testing the appropriateness of fair value methodologies; and overseeing and evaluating third-party pricing services. UBS AM has the Equities, Fixed Income, and Multi-Asset Valuation Committee (the “VC”) to assist with its designated responsibilities as valuation designee with respect to the Portfolios’ portfolio holdings. The VC is comprised of representatives of management. The VC provides reports to the Board at each quarterly meeting regarding any investments that have been fair valued, valued pursuant to standing instructions approved by the VC, or where non-vendor pricing sources had been used to make fair value determinations when sufficient information exists during the prior quarter. Fair valuation determinations are subject to review at least monthly by the VC during scheduled meetings. Pricing decisions, processes, and controls over fair value determinations are subject to internal and external reviews, including annual internal compliance reviews and periodic internal audit reviews.

The types of investments for which such fair value pricing may be necessary include, but are not limited to: foreign investments under some circumstances, securities of an issuer that has entered into a restructuring; investments whose trading has been halted or suspended; fixed income securities that are in default and for which there is no current market value quotation; and investments that are restricted as to transfer or resale. The need to fair value a Fund’s portfolio investments may also result from low trading volume in foreign markets or thinly traded domestic investments, and when a security that is subject to a trading limit or collar on the exchange or market on which it is primarily traded reaches the “limit up” or “limit down” price and no trading has taken place at that price. Various factors may be reviewed in order to make a good faith determination of an investment’s fair value. These factors include, but are not limited to, fundamental analytical data relating to the investment; the nature and duration of restrictions on disposition of the investment; and the evaluation of forces which influence the market in which the investment is purchased and sold. Valuing investments at fair value involves greater reliance on judgment than valuing investments that have readily available market quotations. Fair value determinations can also involve reliance on quantitative models employed by a fair value pricing service.

US generally accepted accounting principles (“US GAAP”) requires disclosure regarding the various inputs that are used in determining the value of the Fund’s investments. These inputs are summarized into the three broad levels listed below:

Level 1 — Unadjusted quoted prices in active markets for identical investments.

Level 2 — Other significant observable inputs, including but not limited to, quoted prices for similar investments, interest rates, prepayment speeds and credit risks.

Level 3 — Unobservable inputs inclusive of the Fund’s own assumptions in determining the fair value of investments.

A fair value hierarchy table has been included near the end of the Fund’s Portfolio of investments.

For more information regarding the Fund’s other significant accounting policies, please refer to the Fund’s Annual report to shareholders dated April 30, 2025.